Retirement Benefits (Fair Value Of Plan Assets Utilizing Fair Value Hierarchy) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 3		$ 0
Fair value of plan assets	118		108		98
Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	(5)		(6)
Fair value of plan assets	19		23		28
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,127	[1]	2,814	[1]	2,664	[1]
Pension Benefits [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	452		389
Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,611		2,362
Pension Benefits [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	137		131
Pension Benefits [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29		30
Pension Benefits [Member] | Cash and cash equivalents [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Pension Benefits [Member] | Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28		30
Pension Benefits [Member] | U.S. large capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,090		973
Pension Benefits [Member] | U.S. large capitalization [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83		72
Pension Benefits [Member] | U.S. large capitalization [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,007		901
Pension Benefits [Member] | U.S. small and mid-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235		202
Pension Benefits [Member] | U.S. small and mid-capitalization [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235		202
Pension Benefits [Member] | U.S. small and mid-capitalization [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Pension Benefits [Member] | International and emerging markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	435		323
Pension Benefits [Member] | International and emerging markets [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	134		115
Pension Benefits [Member] | International and emerging markets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	301		208
Pension Benefits [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	832		794
Pension Benefits [Member] | Corporate bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	832		794
Pension Benefits [Member] | Municipal bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176		176
Pension Benefits [Member] | Municipal bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176		176
Pension Benefits [Member] | U.S. treasury and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	250		230
Pension Benefits [Member] | U.S. treasury and agency securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	250		230
Pension Benefits [Member] | Asset-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18
Pension Benefits [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		23
Pension Benefits [Member] | Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		23
Pension Benefits [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118		108
Pension Benefits [Member] | Real estate [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118		108
Pension Benefits [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19		23
Pension Benefits [Member] | Private equity [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19		23
Pension Benefits [Member] | Derivative assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		1
Pension Benefits [Member] | Derivative assets [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		1
Pension Benefits [Member] | Derivative liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(1)		(1)
Pension Benefits [Member] | Derivative liabilities [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(1)		(1)
Pension Benefits [Member] | Medical benefit assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(102)	[2]	(91)	[2]
Pension Benefits [Member] | Net receivables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29	[3]	23	[3]
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	938	[1]	836	[1]	735	[1]
Postretirement Benefits [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	439		302
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	443		476
Postretirement Benefits [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83		66
Postretirement Benefits [Member] | Cash and cash equivalents [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83		1
Postretirement Benefits [Member] | Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		65
Postretirement Benefits [Member] | U.S. large capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	333		284
Postretirement Benefits [Member] | U.S. large capitalization [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	245		206
Postretirement Benefits [Member] | U.S. large capitalization [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88		78
Postretirement Benefits [Member] | U.S. small and mid-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66		57
Postretirement Benefits [Member] | U.S. small and mid-capitalization [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66		57
Postretirement Benefits [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114		94
Postretirement Benefits [Member] | International [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45		38
Postretirement Benefits [Member] | International [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69		56
Postretirement Benefits [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88		71
Postretirement Benefits [Member] | Corporate bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88		71
Postretirement Benefits [Member] | Municipal bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91		80
Postretirement Benefits [Member] | Municipal bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91		80
Postretirement Benefits [Member] | U.S. treasury and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67		69
Postretirement Benefits [Member] | U.S. treasury and agency securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67		69
Postretirement Benefits [Member] | Asset-backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18		23
Postretirement Benefits [Member] | Asset-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			23
Postretirement Benefits [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22		34
Postretirement Benefits [Member] | Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22		34
Postretirement Benefits [Member] | Medical benefit assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	[2]	91	[2]
Postretirement Benefits [Member] | Net payables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(46)	[4]	(33)	[4]
Includes Medical Benefit Component Under Section 401(h) And Excludes Receivables Related To Pending Security Sales [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,200		2,882
Excludes Medical Benefit Component Under Section 401(h) And Includes Receivables Related To Pending Security Sales [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,127		2,814
Excludes Medical Benefit Component Under Section 401(h) And Excludes Payables Related To Pending Security Sales [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	882		778
Includes Medical Benefit Component Under Section401 H And Excludes Payables Related To Pending Security Sales [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 938		$ 836

[1]	Not applicable.
[2]	Medical benefit (health and welfare) component for accounts maintained in accordance with Section 401(h) of the Internal Revenue Code (401(h) accounts) to fund a portion of the postretirement obligation.
[3]	Receivables related to pending security sales, offset by payables related to pending security purchases.
[4]	Payables related to pending security purchases, offset by Medicare, interest receivables, and receivables related to pending security sales.